Land-Use Rights, Net (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Land-Use Rights, Net [Abstract]
Amortization expenses	$ 24,673	$ 23,345
Cost of sales expenses	4,979	4,711
General and administrative expenses	$ 19,694	$ 18,634